Components of Share-Based Compensation Expense for Restricted Shares Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Restricted Share USD ($)	Dec. 31, 2012 Restricted Share CNY	Dec. 31, 2011 Restricted Share CNY	Dec. 31, 2010 Restricted Share CNY	Dec. 31, 2012 Restricted Share Cost of services USD ($)	Dec. 31, 2012 Restricted Share Cost of services CNY	Dec. 31, 2011 Restricted Share Cost of services CNY	Dec. 31, 2010 Restricted Share Cost of services CNY	Dec. 31, 2012 Restricted Share Research and product development expenses USD ($)	Dec. 31, 2012 Restricted Share Research and product development expenses CNY	Dec. 31, 2011 Restricted Share Research and product development expenses CNY	Dec. 31, 2010 Restricted Share Research and product development expenses CNY	Dec. 31, 2012 Restricted Share Sales and marketing expenses USD ($)	Dec. 31, 2012 Restricted Share Sales and marketing expenses CNY	Dec. 31, 2011 Restricted Share Sales and marketing expenses CNY	Dec. 31, 2010 Restricted Share Sales and marketing expenses CNY	Dec. 31, 2012 Restricted Share General and administrative expenses USD ($)	Dec. 31, 2012 Restricted Share General and administrative expenses CNY	Dec. 31, 2011 Restricted Share General and administrative expenses CNY	Dec. 31, 2010 Restricted Share General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 345,402,893	2,151,894,567	1,792,217,309	1,332,815,451
Share-based compensation expense	$ 19,244,136	119,892,890	29,335,181	33,289,216	$ 18,864,429	117,527,277	18,402,112	11,418,605	$ 1,241,462	7,734,430	1,797,223	1,180,570	$ 11,348,582	70,702,798	11,771,687	7,994,861	$ 461,774	2,876,901	518,445	368,900	$ 5,812,611	36,213,148	4,314,757	1,874,274
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					5.46%	5.46%			0.36%	0.36%			3.29%	3.29%			0.13%	0.13%			1.68%	1.68%